Long-Term Debt (Tables)	3 Months Ended	12 Months Ended
	Jan. 02, 2021	Oct. 03, 2020
Debt Disclosure [Abstract]
Summary of Debt Obligations
The table below presents our debt obligations as of the periods presented (in thousands):

	Effective Interest Rate (1)		January 2, 2021	October 3, 2020	December 28, 2019
Term Loan—due on August 16, 2023	3.65	% (2)	$809,093	$811,178	$819,520
Senior Unsecured Notes—due on August 16, 2024			—	390,000	390,000
ABL Credit Facility	2.50	% (3)	—	—	6,300

Total long-term debt			809,093	1,201,178	1,215,820
Less: current portion of long-term debt			(8,341)	(8,341)	(8,341)
Less: non current ABL Credit Facility			—	—	(6,300)
Less: unamortized discount			(2,317)	(9,348)	(11,049)
Less: deferred financing charges			(3,041)	(3,939)	(4,874)

Long-term debt, net			$795,394	$1,179,550	$1,185,256

(1)	Effective interest rates as of January 2, 2021.
(2)	Carries interest at a specified margin over LIBOR of 3.50% with a minimum LIBOR of 0.00%.
(3)	Carries interest at a specific margin of 0.75% and 1.00% with respect to Base Rate loans and between 1.75% and 2.00% with respect to Eurodollar Rate loans with a minimum LIBOR of 0.75%.

The table below presents our debt obligations as of the periods presented (in thousands):

As of	Effective Interest Rate(1)		October 3, 2020	September 28, 2019
Term Loan—due on August 16, 2023	3.65	%(2)	$811,178	$821,605
Senior Unsecured Notes—due on August 16, 2024	9.50	%(3)	390,000	390,000
ABL Credit Facility	1.89	%(4)	—	—

Total long-term debt			1,201,178	1,211,605
Less: current portion of long-term debt			(8,341)	(8,341)
Less: unamortized discount			(9,348)	(11,589)
Less: deferred financing charges			(3,939)	(5,182)

Long-term debt, net			$1,179,550	$1,186,493

(1)	Effective interest rates as of October 3, 2020.
(2)
Carries interest at a specified margin over LIBOR of 3.50% with a minimum rate of 0.00%. Prior to February 27, 2018, the Term Loan carried interest with a specified margin over LIBOR of 3.75% with a minimum rate of 1.00%.

(3)	Carries interest at a specified margin over LIBOR of 8.50% with a minimum rate of 1.00%.
(4)
Carries interest at a specific margin of 0.75% and 1.00% with respect to Base Rate loans and between 1.75% and 2.00% with respect to Eurodollar Rate loans. Prior to August 13, 2020, the ABL Credit Facility carried interest at a specific margin of 0.25% and 0.75% with respect to Base Rate loans and between 1.25% and 1.75% with respect to Eurodollar Rate loans.

Debt Issuance Costs Reconcilation

The table below summarizes changes in deferred financing costs associated with our Term Loan and Senior Unsecured Notes for the periods presented (in thousands):

As of	October 3, 2020	September 28, 2019
Deferred financing costs
Balance, beginning of year	$5,182	$6,356
Financing costs deferred	5	10
Less: amortization expense	(1,248)	(1,184)

Deferred financing costs, net of accumulated amortization	$3,939	$5,182

Schedule of Principal Maturities for Term Loan	Principal maturities for the Term Loan are as follows as of January 2, 2021 (in thousands):

2021	$6,256
2022	8,341
2023	794,496

Total	$809,093

Principal maturities for the Term Loan are as follows as of October 3, 2020 (in thousands):

2021	$8,341
2022	8,341
2023	794,496

Total	$811,178